GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
GOODWILL AND OTHER INTANGIBLE ASSETS
Schedule Of Carrying Amount Of Goodwill
	September 30, 2024	December 31, 2023
Customer contracts	$5,644,411	$8,093,787
Software acquired	2,563,937	3,785,434
Licenses	2,854,379	1,726,966
Internal use software developed	157,939	325,491
Domains	40,862	40,862
	11,261,528	13,972,539
Less accumulated amortization	(9,655,515)	(8,832,778)
Total	1,606,013	5,139,762
Less impairment	(24,881)	(3,838,425)
Carrying value	$1,581,132	$1,301,337

	December 31, 2023	December 31, 2022
Carrying value - January 1	$7,101,084	$7,718,842
Goodwill acquired during the year	-	-
	7,101,084	7,718,842
Purchase price measurement period adjustments	-	(35,644)
Impairment losses	-	(582,114)
Carrying value - end of year	$7,101,084	$7,101,084

Schedule Of Intangible Assets
	December 31, 2023	December 31, 2022
Customer contracts	$8,093,787	$8,093,787
Software acquired	3,785,434	3,785,434
License	1,726,966	1,726,965
Internal use software developed	325,491	325,491
Domains	40,862	40,862
	13,972,539	13,972,539
Less accumulated amortization	(8,832,778)	(7,555,422)
Total	5,139,762	6,417,117
Less impairment	(3,838,425)	(3,838,425)
Carrying value	$1,301,337	$2,578,692